Finance costs and finance income (Tables)	12 Months Ended
Jun. 30, 2026
Finance Costs And Finance Income
Schedule of financing costs
	2026 USD	2025 USD	2024 USD
Interest expense on borrowings and notes	(1,554,299)	(317,103)	(82,755)
Unwinding of the discount on deferred consideration	(445,940)	–	–
Other finance charges	(15,670)	–	–
	(2,015,909)	(317,103)	(82,755)

Schedule of finance income
	2026 USD	2025 USD	2024 USD
Interest income	157,873	–	–
	157,873	–	–